GENERAL (Details Narrative) - USD ($) $ in Thousands	1 Months Ended
	Apr. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Retained Earnings (Accumulated Deficit)		$ 246,464	$ 232,153
Cash, cash equivalents, short-term bank deposits and restricted cash		$ 57,200
Net proceeds from the issuance shares and pre-funded warrants	$ 26,400